3. Loans, Allowance for Loan Losses and Credit Quality (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance related to TDRs	$ 25,100	$ 0
Residential mortgage loans in process of foreclosure	400,905
Commitment to lend additional funds	$ 450,000